                       THE DIRECTOR OUTLOOK SERIES II/IIR
                 AMSOUTH VARIABLE ANNUITY OUTLOOK SERIES II/IIR
                   HUNTINGTON DIRECTOR OUTLOOK SERIES II/IIR
                     CLASSIC DIRECTOR OUTLOOK SERIES II/IIR
                   WELLS FARGO DIRECTOR OUTLOOK SERIES II/IIR
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101950

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The minimum total annual operating expense reflected in the table immediately preceding the Annual Fund Operating Expenses table in your prospectus is deleted and replaced with 0.57%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6010